Stockholder’s Equity (Tables)	3 Months Ended
Mar. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of grant-date fair value of the earnout shares attributable to holdings and the sponsor
Inputs	February 15, 2023
Expected volatility	50.00%
Expected dividends	0%
Remaining expected term (in years)	4.88 years
Risk-free rate	4.7%
Discount Rate (WACC)	14.7%
Payment Probability	12.6% to 18.3% based on triggering event